Fair values of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Schedule of financial assets carried at fair value by valuation hierarchy	The following tables provide an analysis of the financial assets and liabilities of the Group that are carried at fair value in the Group’s consolidated balance sheet, grouped into levels 1 to 3 based on the degree to which the fair value is observable. There were no significant transfers between level 1 and level 2 during the period.

Financial assets	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2026
Financial assets at fair value through profit or loss:
Loans and advances to banks	–	3,915	–	3,915
Loans and advances to customers	–	2,346	5,913	8,259
Reverse repurchase agreements	–	21,006	–	21,006
Debt securities	23,171	32,680	2,704	58,555
Treasury and other bills	4	–	–	4
Contracts held with reinsurers	–	8,013	–	8,013
Equity shares	157,368	–	1,253	158,621
Total financial assets at fair value through profit or loss[1]	180,543	67,960	9,870	258,373
Financial assets at fair value through other comprehensive income:
Debt securities	25,363	14,964	49	40,376
Equity shares	–	–	52	52
Total financial assets at fair value through other comprehensive income	25,363	14,964	101	40,428
Derivative financial instruments	105	20,145	481	20,731
Total financial assets carried at fair value	206,011	103,069	10,452	319,532
[1]Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £224,952 million.

Financial assets	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 31 December 2025
Financial assets at fair value through profit or loss:
Loans and advances to banks	–	2,851	–	2,851
Loans and advances to customers	–	2,943	6,058	9,001
Reverse repurchase agreements	–	20,981	–	20,981
Debt securities	19,496	31,548	2,758	53,802
Treasury and other bills	11	–	–	11
Contracts held with reinsurers	–	8,168	–	8,168
Equity shares	144,164	–	1,435	145,599
Total financial assets at fair value through profit or loss[1]	163,671	66,491	10,251	240,413
Financial assets at fair value through other comprehensive income:
Debt securities	24,151	12,068	50	36,269
Equity shares	–	–	51	51
Total financial assets at fair value through other comprehensive	24,151	12,068	101	36,320
Derivative financial instruments	57	19,206	464	19,727
Total financial assets carried at fair value	187,879	97,765	10,816	296,460
[1]Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £209,545 million.

Schedule of financial liabilities carried at fair value by valuation hierarchy

Financial liabilities	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2026
Financial liabilities at fair value through profit or loss:
Debt securities in issue	–	4,221	17	4,238
Liabilities in respect of securities sold under repurchase agreements	–	24,682	–	24,682
Short positions in securities	2,317	19	–	2,336
Other	–	54	–	54
Total financial liabilities at fair value through profit or loss	2,317	28,976	17	31,310
Derivative financial instruments	145	17,477	204	17,826
Liabilities arising from non-participating investment contracts	–	66,639	–	66,639
Total financial liabilities carried at fair value	2,462	113,092	221	115,775

At 31 December 2025
Financial liabilities at fair value through profit or loss:
Debt securities in issue	–	4,226	17	4,243
Liabilities in respect of securities sold under repurchase agreements	–	21,710	–	21,710
Short positions in securities	1,722	234	–	1,956
Other	–	–	–	–
Total financial liabilities at fair value through profit or loss	1,722	26,170	17	27,909
Derivative financial instruments	29	15,879	224	16,132
Liabilities arising from non-participating investment contracts	–	61,640	–	61,640
Total financial liabilities carried at fair value	1,751	103,689	241	105,681

Schedule of movements in the level 3 financial assets portfolio	The tables below analyse movements in the level 3 financial assets portfolio.

	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Derivative assets £m	Total financial assets carried at fair value £m

At 1 January 2026	10,251	101	464	10,816
Exchange and other adjustments	–	–	(2)	(2)
Gains recognised in the income statement within other income	191	1	29	221
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at FVOCI	–	1	–	1
Purchases/increases	522	1	2	525
Sales/repayments	(1,096)	(3)	(12)	(1,111)
Transfers into the level 3 portfolio	16	–	–	16
Transfers out of the level 3 portfolio	(14)	–	–	(14)
At 30 June 2026	9,870	101	481	10,452
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2026	147	1	44	192

At 1 January 2025	9,889	373	741	11,003
Exchange and other adjustments	(1)	2	12	13
Gains (losses) recognised in the income statement within other income	213	2	(154)	61
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at FVOCI	–	42	–	42
Purchases/increases	137	–	8	145
Sales/repayments	(482)	(2)	(4)	(488)
Transfers into the level 3 portfolio	12	–	1	13
Transfers out of the level 3 portfolio	(68)	–	(65)	(133)
At 30 June 2025	9,700	417	539	10,656
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2025	120	3	(124)	(1)

Schedule of movements in the level 3 financial liabilities portfolio	The tables below analyse movements in the level 3 financial liabilities portfolio.

	Financial liabilities at fair value through profit or loss £m	Derivative liabilities £m	Total financial liabilities carried at fair value £m

At 1 January 2026	17	224	241
Exchange and other adjustments	–	(1)	(1)
Losses (gains) recognised in the income statement within other income	1	(7)	(6)
Additions	–	1	1
Redemptions	(1)	(13)	(14)
At 30 June 2026	17	204	221
Losses recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2026	1	10	11

At 1 January 2025	22	422	444
Exchange and other adjustments	–	6	6
Gains recognised in the income statement within other income	(2)	(134)	(136)
Additions	–	9	9
Redemptions	(2)	(16)	(18)
At 30 June 2025	18	287	305
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2025	(2)	(108)	(110)

Schedule of sensitivity of level 3 valuations	The following tables disclose the valuation techniques and key unobservable inputs for instruments recognised at fair value and classified as level 3 and provides the range of those inputs at the balance sheet date.
For each portfolio, the minimum and maximum significant unobservable inputs that are used in the balance sheet valuation are shown.
Significant unobservable inputs affecting the valuations are unchanged from those described in the Group’s financial statements for the year ended 31 December 2025.

At 30 June 2026	Valuation technique	Significant unobservable input	Minimum		Maximum	Carrying value £m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Credit spreads	84bps		407bps	5,790
	Market values - property valuation	HPI growth	3%		4%	123
						5,913
Debt securities	Discounted cash flows	Credit spreads	112bps		650bps	780
	Market approach	Earnings multiple	3x		28x	1,924
						2,704
Equity shares	Underlying asset/net asset fair value (incl. property prices)	Price	n/a		n/a	874
	Market approach	Earnings multiple	3x		28x	379
						1,253
				—%		9,870
Financial assets at fair value through other comprehensive income
Debt securities	Discounted cash flows	Credit spreads	287bps		308bps	49
Equity shares	Underlying asset/net asset fair value (incl. property prices)	Price	n/a		n/a	52
						101
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate ATM volatility	56bps		93bps	202
	Discounted cash flows	Uncertainty of recovery rates	40%		90%	279
						481
						582
Level 3 financial assets carried at fair value						10,452

Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Credit spreads	349bps		349bps	17
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate ATM volatility	56bps		93bps	103
Shared appreciation rights	Market values - property valuation	HPI growth	3%		4%	101
						204
Level 3 financial liabilities carried at fair value						221
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Fair values of financial assets and liabilities (continued)
Significant unobservable inputs in level 3 valuations (continued)

At 31 December 2025	Valuation technique	Significant unobservable input	Minimum	Maximum	Carrying value £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Credit spreads	80bps	853bps	5,923
	Market values - property valuation	HPI growth	3%	4%	135
					6,058
Debt securities	Discounted cash flows	Credit spreads	113bps	925bps	869
	Market approach	Earnings multiple	0x	16x	1,889
					2,758
Equity shares	Underlying asset/net asset fair value (incl. property prices)	Price	n/a	n/a	1,057
	Market approach	Earnings multiple	0x	16x	378
					1,435
					10,251
Financial assets at fair value through other comprehensive income
Debt securities	Discounted cash flows	Credit spreads	287bps	308bps	50
Equity shares	Underlying asset/net asset fair value (incl. property prices)	Price	n/a	n/a	51
					101
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate ATM volatility	38bps	82bps	202
	Discounted cash flows	Uncertainty of recovery rates	40%	90%	262
					464
					565
Level 3 financial assets carried at fair value					10,816
Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Credit spreads	349bps	349bps	17
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate ATM volatility	38bps	82bps	113
Shared appreciation rights	Market values - property valuation	HPI growth	3%	4%	111
					224
Level 3 financial liabilities carried at fair value					241
Reasonably possible alternative assumptions
Valuation techniques applied to the Group’s level 3 instruments involve the use of unobservable inputs. The calculation of the effect of reasonably possible alternative assumptions for those inputs are included in the tables and is unchanged from that described in note 17 to the Group’s financial statements for the year ended
31 December 2025.
For each portfolio, the maximum and minimum changes presented reflect the difference between the significant unobservable inputs used in the balance sheet valuation and those used when applying reasonably possible alternative assumptions.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Fair values of financial assets and liabilities (continued)
Sensitivity of level 3 valuations
The tables below set out the effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities.

At 30 June 2026	Significant unobservable input	Max up	Max down	Favourable changes[1] £m	Unfavourable changes[1] £m
Financial assets at fair value through profit or loss
Loans and advances to customers	Credit spreads	150bps	(115)bps	110	(114)
	HPI growth	1%	(1)%	11	(10)

Debt securities	Credit spreads	52bps	(85)bps	35	(27)
	Earnings multiple	10%	(10)%	36	(36)

Equity shares	Price	46%	(46)%	85	(89)
	Earnings multiple	10%	(10)%	7	(7)

Financial assets at fair value through other comprehensive income
Debt securities	Credit spreads	75bps	(75)bps	1	(1)

Equity shares	Price	20%	(20)%	5	(5)

Derivative financial assets
Interest rate derivatives	Interest rate ATM volatility	4bps	(4)bps	5	(5)
	Uncertainty of recovery rates	8%	(8)%	21	(21)

Financial liabilities at fair value through profit or loss
Securitisation notes and other	Credit spreads	50bps	(50)bps	1	(1)

Derivative financial liabilities
Interest rate derivatives	Interest rate ATM volatility	4bps	(4)bps	6	(5)
Shared appreciation rights	HPI growth	1%	(1)%	9	(8)
[1]Where the exposure to a significant unobservable input is managed on a net basis, only the net impact is shown in the table.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Fair values of financial assets and liabilities (continued)
Sensitivity of level 3 valuations (continued)

At 31 December 2025	Significant unobservable input	Max up	Max down	Favourable changes[1] £m	Unfavourable changes[1] £m
Financial assets at fair value through profit or loss
Loans and advances to customers	Credit spreads	150bps	(115)bps	155	(147)
	HPI growth	1%	(1)%	13	(12)

Debt securities	Credit spreads	210bps	(50)bps	56	(53)
	Earnings multiple	10%	(10)%	86	(86)

Equity shares	Price	31%	(31)%	86	(89)
	Earnings multiple	10%	(10)%	17	(17)

Financial assets at fair value through other comprehensive income
Debt securities	Credit spreads	75bps	(75)bps	2	(2)

Equity shares	Price	20%	(20)%	3	(3)

Derivative financial assets
Interest rate derivatives	Interest rate ATM volatility	4bps	(4)bps	4	(4)
	Uncertainty of recovery rates	8%	(8)%	21	(21)

Financial liabilities at fair value through profit or loss
Securitisation notes and other	Credit spreads	50bps	(50)bps	1	(1)

Derivative financial liabilities
Interest rate derivatives	Interest rate ATM volatility	4bps	(4)bps	4	(3)
Shared appreciation rights	HPI growth	1%	(1)%	11	(10)
[1]Where the exposure to a significant unobservable input is managed on a net basis, only the net impact is shown in the table.

Schedule of carrying values and fair values of financial assets and liabilities	The table below summarises the carrying values of financial assets and liabilities measured at amortised cost in the
Group’s consolidated balance sheet. The fair values presented in the table are at a specific date and may be significantly different from the amounts which will actually be paid or received on the maturity or settlement date.

	At 30 June 2026		At 31 December 2025
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m

Financial assets
Loans and advances to banks	8,138	8,137	7,236	7,235
Loans and advances to customers	491,678	487,031	481,463	480,703
Reverse repurchase agreements	54,351	54,351	50,986	50,986
Debt securities	16,635	16,567	13,987	14,082

Financial liabilities
Deposits from banks	8,208	8,208	5,779	5,779
Customer deposits	500,859	501,324	496,457	497,849
Repurchase agreements at amortised cost	45,400	45,400	38,570	38,570
Debt securities in issue	90,853	91,190	78,271	78,900
Subordinated liabilities	9,235	10,731	9,894	11,475